SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 90.9%
	EQUITY - 90.9%
1,312,356	Communication Services Select Sector SPDR Fund(a)					$ 96,221,942
657,185	Consumer Discretionary Select Sector SPDR Fund(a)					110,453,083
807,358	Consumer Staples Select Sector SPDR Fund(a)					55,150,625
503,049	Energy Select Sector SPDR Fund(a)					24,679,584
2,954,767	Financial Select Sector SPDR Fund(a)					100,609,816
988,578	Health Care Select Sector SPDR Fund(a)					115,406,596
794,151	Industrial Select Sector SPDR Fund(a)					78,184,166
358,000	iShares Core S&P 500 ETF					142,419,560
303,278	Materials Select Sector SPDR Fund(a)					23,898,306
554,010	Real Estate Select Sector SPDR Fund(a)					21,877,855
1,779,939	Technology Select Sector SPDR Fund(a)					236,393,699
368,035	Utilities Select Sector SPDR Fund(a)					23,568,961
						1,028,864,193

	TOTAL EXCHANGE-TRADED FUNDS (Cost $499,107,929)					1,028,864,193

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
9,795,419	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.02% (Cost $9,795,419)(b)					9,795,419

Contracts(c)
	OPTIONS PURCHASED - 8.7%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.6%
204	S&P 500 Index(d)	Goldman Sachs	05/21/2021	$ 3,790	$ 81,046,956	$ 4,572,660
204	S&P 500 Index(d)	Goldman Sachs	05/21/2021	3,970	81,046,956	1,849,260
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,253,350)					6,421,920

	PUT OPTIONS PURCHASED - 8.1%
324	S&P 500 Index(d)	Goldman Sachs	04/16/2021	$ 3,720	$ 128,721,636	$ 243,000
324	S&P 500 Index(d)	Goldman Sachs	04/16/2021	3,940	128,721,636	1,114,560
676	S&P 500 Index(d)	Goldman Sachs	05/21/2021	2,780	268,567,364	201,110
1,292	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,675	513,297,388	41,712,220
711	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,800	282,472,479	25,937,280
588	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,925	233,605,932	24,210,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $128,276,966)					93,419,070
SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
						Fair Value
	TOTAL OPTIONS PURCHASED (Cost - $133,530,316)					$ 99,840,990

	TOTAL INVESTMENTS - 100.5% (Cost $642,433,664)					$ 1,138,500,602
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $5,098,576)					(6,224,040)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $11,758,916)					(3,655,105)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					3,641,985
	NET ASSETS - 100.0%					$ 1,132,263,442

Contracts(c)
	WRITTEN OPTIONS - (0.8)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.5)%
408	S&P 500 Index(d)	Goldman Sachs	05/21/2021	$ 3,880	$ 162,093,912	$ 6,224,040
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $5,098,576)

	PUT OPTIONS WRITTEN - (0.3)%
648	S&P 500 Index(d)	Goldman Sachs	04/16/2021	$ 3,830	$ 257,443,272	$ 1,001,160
1,337	S&P 500 Index(d)	Goldman Sachs	05/21/2021	3,550	531,175,393	2,653,945
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $11,758,916)					3,655,105

	TOTAL OPTIONS WRITTEN (Proceeds - $16,857,492)					$ 9,879,145

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written call and put options. As of March 31, 2021 the total value of securities held as collateral is $307,673,734.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 88.1%
381,800	iShares Core MSCI Emerging Markets ETF(a)					$ 24,572,648
122,150	iShares MSCI Emerging Markets ETF(a)					6,515,481
						31,088,129

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,505,971)					31,088,129

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
449,601	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.02% (Cost $449,601)(b)					449,601

Contracts(c)
	OPTIONS PURCHASED - 12.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 2.5%
1,180	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/21/2022	$ 50	$ 6,294,120	$ 713,900
1,180	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/21/2022	60	6,294,120	165,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $658,228)					879,100

	PUT OPTIONS PURCHASED - 10.0%
2,923	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/20/2023	$ 50	$ 15,591,282	$ 1,563,805
2,718	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/20/2023	53	14,497,812	1,810,188
171	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/20/2023	54	912,114	122,265
20	S&P 500 Index(d)	Goldman Sachs	05/21/2021	2,780	7,945,780	5,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,123,457)					3,502,208

	TOTAL OPTIONS PURCHASED (Cost - $4,781,685)					4,381,308

	TOTAL INVESTMENTS - 101.9% (Cost $28,737,257)					$ 35,919,038
	CALL OPTIONS WRITTEN - (2.4)% (Proceeds - $898,572)					(846,902)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $169,950)					(107,855)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%					328,532
	NET ASSETS - 100.0%					$ 35,292,813

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(c)
	WRITTEN OPTIONS - (2.8)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (2.4)%
1,457	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	05/21/2021	$ 58	$ 7,771,638	$ 23,312
1,458	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	06/18/2021	57	7,776,972	80,190
2,360	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	01/21/2022	55	12,588,240	743,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $898,572)					846,902

	PUT OPTIONS WRITTEN - (0.4)%
1,457	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	05/21/2021	$ 48	$ 7,771,638	$ 53,909
1,458	iShares MSCI Emerging Markets ETF(d)	Goldman Sachs	06/18/2021	45	7,776,972	53,946
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $169,950)					107,855

	TOTAL OPTIONS WRITTEN (Proceeds - $1,068,522)					$ 954,757

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written call and put options. As of March 31, 2021 the total value of securities held as collateral is $8,842,595.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	EQUITY - 89.8%
389,800	iShares MSCI EAFE ETF(a)					$ 29,574,126

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,525,836)					29,574,126

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
388,751	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.02% (Cost $388,751)(b)					388,751

Contracts(c)
	OPTIONS PURCHASED - 8.7%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 8.7%
2,040	iShares MSCI EAFE ETF(d)	Interactive Brokers	01/20/2023	$ 72	$ 15,477,480	$ 1,356,600
998	iShares MSCI EAFE ETF(d)	Interactive Brokers	01/20/2023	75	7,571,826	780,436
860	iShares MSCI EAFE ETF(d)	Interactive Brokers	01/20/2023	76	6,524,820	731,000
19	S&P 500 Index(d)	Interactive Brokers	05/21/2021	2,780	7,548,491	5,653
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,352,495)					2,873,689

	TOTAL OPTIONS PURCHASED (Cost - $3,352,495)					2,873,689

	TOTAL INVESTMENTS - 99.7% (Cost $25,267,082)					$ 32,836,566
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					106,794
	NET ASSETS - 100.0%					$ 32,943,360

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for options. As of March 31, 2021 the total value of securities held as collateral is $16,540,798.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.2%
	EQUITY - 89.2%
172,000	iShares Core S&P 500 ETF(a)					$ 68,425,039

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,863,695)					68,425,039

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
817,346	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.02% (Cost $817,346)(b)					817,346

Contracts(c)
	OPTIONS PURCHASED - 13.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 6.7%
14	S&P 500 Index(d)	Goldman Sachs	05/21/2021	$ 3,790	$ 5,562,046	$ 313,810
14	S&P 500 Index(d)	Goldman Sachs	05/21/2021	3,970	5,562,046	126,910
132	S&P 500 Index(d)	Goldman Sachs	12/16/2022	4,000	52,442,148	4,658,940
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,528,666)					5,099,660

	PUT OPTIONS PURCHASED - 6.3%
22	S&P 500 Index(d)	Goldman Sachs	04/16/2021	$ 3,720	$ 8,740,358	$ 16,500
22	S&P 500 Index(d)	Goldman Sachs	04/16/2021	3,940	8,740,358	75,680
45	S&P 500 Index(d)	Goldman Sachs	05/21/2021	2,780	17,878,005	13,388
26	S&P 500 Index(d)	Goldman Sachs	06/30/2021	3,320	10,329,514	66,820
26	S&P 500 Index(d)	Goldman Sachs	06/30/2021	3,720	10,329,514	179,400
85	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,400	33,769,565	2,077,825
47	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,475	18,672,583	1,241,505
40	S&P 500 Index(d)	Goldman Sachs	12/16/2022	3,625	15,891,560	1,229,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,107,634)					4,900,318

	TOTAL OPTIONS PURCHASED (Cost - $10,636,300)					9,999,978

	TOTAL INVESTMENTS - 103.3% (Cost $61,317,341)					$ 79,242,363
	CALL OPTIONS WRITTEN - (2.9)% (Proceeds - $1,525,961)					(2,219,040)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $1,297,222)					(465,715)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%					143,903
	NET ASSETS - 100.0%					$ 76,701,511

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(c)
	WRITTEN OPTIONS - (3.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (2.9)%
28	S&P 500 Index(d)	Goldman Sachs	05/21/2021	$ 3,880	$ 11,124,092	$ 427,140
132	S&P 500 Index(d)	Goldman Sachs	12/16/2022	4,500	52,442,148	1,791,900
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,525,961)					2,219,040

	PUT OPTIONS WRITTEN - (0.6)%
44	S&P 500 Index(d)	Goldman Sachs	04/16/2021	$ 3,830	$ 17,480,716	$ 67,980
91	S&P 500 Index(d)	Goldman Sachs	05/21/2021	3,550	36,153,299	180,635
52	S&P 500 Index(d)	Goldman Sachs	06/30/2021	3,520	20,659,028	217,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,297,222)					465,715

	TOTAL OPTIONS WRITTEN (Proceeds - $2,823,183)					$ 2,684,755

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written call options. As of March 31, 2021 the total value of securities held as collateral is $13,128,060.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 92.0%
	EQUITY - 92.0%
141,000	iShares Russell 2000 ETF(a)					$ 31,152,540

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,419,337)					31,152,540

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
53,818	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.02% (Cost $53,818)(b)					53,818

Contracts(c)
	OPTIONS PURCHASED - 6.9%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.9%
35	Russell 2000 Index(d)	Interactive Brokers	06/18/2021	$ 2,120	$ 7,771,820	$ 256,550
67	Russell 2000 Index(d)	Interactive Brokers	12/16/2022	1,950	14,877,484	1,166,135
39	Russell 2000 Index(d)	Interactive Brokers	12/16/2022	2,100	8,660,028	880,620
22	S&P 500 Index(d)	Interactive Brokers	05/21/2021	2,780	8,740,358	6,545
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,252,186)					2,309,850

	TOTAL OPTIONS PURCHASED (Cost - $3,252,186)					2,309,850

	TOTAL INVESTMENTS - 99.1% (Cost $21,725,341)					$ 33,516,208
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $268,279)					(149,290)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%					481,842
	NET ASSETS - 100.0%					$ 33,848,760

Contracts(c)
	WRITTEN OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.5)%
35	Russell 2000 Index(d)	Interactive Brokers	06/18/2021	$ 1,780	$ 7,771,820	$ 61,950
44	S&P 500 Index(d)	Interactive Brokers	05/21/2021	3,550	17,480,716	87,340
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $268,279)					149,290

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written call options. As of March 31, 2021 the total value of securities held as collateral is $20,989,300.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.

SWAN FUNDS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,028,864,193	$ -	$ -	$ 1,028,864,193
Call Options Purchased	-	6,421,920	-	6,421,920
Put Options Purchased	-	93,419,070	-	93,419,070
Short Term Investment	9,795,419	-	-	9,795,419
	$ 1,038,659,612	$ 99,840,990	$ -	$ 1,138,500,602
Liabilities *
Call Options Written	$ -	$ 6,224,040	$ -	$ 6,224,040
Put Options Written	-	3,655,105	-	3,655,105
Total	$ -	$ 9,879,145	$ -	$ 9,879,145

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 31,088,129	$ -	$ -	$ 31,088,129
Call Options Purchased	879,100	-	-	879,100
Put Options Purchased	-	3,502,208	-	3,502,208
Short Term Investment	449,601	-	-	449,601
	$ 32,416,830	$ 3,502,208	$ -	$ 35,919,038
Liabilities
Call Options Written	$ 846,902	$ -	$ -	$ 846,902
Put Options Written	107,855	-	-	107,855
Total	$ 954,757	$ -	$ -	$ 954,757

Swan Defined Risk Foreign Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 29,574,126	$ -	$ -	$ 29,574,126
Put Options Purchased	731,000	2,142,689	-	2,873,689
Short Term Investment	388,751	-	-	388,751
	$ 30,693,877	$ 2,142,689	$ -	$ 32,836,566

SWAN FUNDS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
Swan Defined Risk Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 68,425,039	$ -	$ -	$ 68,425,039
Call Options Purchased	-	5,099,660	-	5,099,660
Put Options Purchased	-	4,900,318	-	4,900,318
Short Term Investment	817,346	-	-	817,346
	$ 69,242,385	$ 9,999,978	$ -	$ 79,242,363
Liabilities *
Call Options Written	$ -	$ 2,219,040	$ -	$ 2,219,040
Put Options Written	-	465,715	-	465,715
Total	$ -	$ 2,684,755	$ -	$ 2,684,755
Swan Defined Risk U.S. Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 31,152,540	$ -	$ -	$ 31,152,540
Purchased Put Options	-	2,309,850	-	2,309,850
Short Term Investment	53,818	-	-	53,818
	$ 31,206,358	$ 2,309,850	$ -	$ 33,516,208
Liabilities *
Put Option Written	$ -	$ 149,290	$ -	$ 149,290
	$ -	$ 149,290	$ -	$ 149,290

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	(33,689,326)
Written Options	6,978,347
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	(400,377)
Written Options	113,765
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(478,806)
Swan Defined Risk Growth Fund	Equity Contracts
Purchased Options	(636,322)
Written Options	138,428
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(942,336)
Written Options	118,989

SWAN FUNDS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Swan Defined Risk Fund	$ 679,770,971	$ 534,963,603	$ (86,113,117)	$ 448,850,486
Swan Defined Risk Emerging Markets Fund	27,917,268	8,132,430	(1,085,417)	$ 7,047,013
Swan Defined Risk Foreign Developed Fund	25,432,899	8,048,292	(644,625)	$ 7,403,667
Swan Defined Risk Growth Fund	60,715,967	17,974,289	(2,132,648)	$ 15,841,641
Swan Defined Risk U.S. Small Cap Fund	22,964,915	11,838,521	(1,436,518)	$ 10,402,003